Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Non-cash transactions
Non-cash additions to right-of-use assets and lease liabilities	R$ 6,217	R$ 102,668	R$ 89,895